Derivative and Hedging Instruments	6 Months Ended
Jun. 30, 2013
Derivative and Hedging Instruments Disclosure [Abstract]
Derivative and Hedging Instruments

9.       Derivative and Hedging Instruments - MGE Energy and MGE.

a.       Purpose.

As part of its regular operations, MGE enters into contracts, including options, swaps, futures, forwards, and other contractual commitments, to manage its exposure to commodity prices and gas revenues. To the extent that these contracts are derivatives, MGE assesses whether or not the normal purchases or normal sales exclusion applies. For contracts to which this exclusion cannot be applied, MGE Energy and MGE recognize such derivatives in the consolidated balance sheets at fair value. The majority of MGE's derivative activities are conducted in accordance with its electric and gas risk management program, which is approved by the PSCW and limits the volume MGE can hedge with specific risk management strategies. The maximum length of time over which cash flows related to energy commodities can be hedged is four years. If the derivative qualifies for regulatory deferral, the derivatives are marked to fair value and are offset with a corresponding regulatory asset or liability. The deferred gain or loss is recognized in earnings in the delivery month applicable to the instrument. Gains and losses related to hedges qualifying for regulatory treatment are recoverable in gas rates through the PGA or in electric rates as a component of the fuel rules mechanism.

b.       Notional Amounts.

The gross notional volume of open derivatives is as follows:

	June 30, 2013	December 31, 2012
Commodity derivative contracts	277,295 MWh	444,650 MWh
Commodity derivative contracts	2,940,000 Dth	1,980,000 Dth
FTRs	4,598 MW	2,670 MW

c.       Financial Statement Presentation.

MGE Energy and MGE offset fair value amounts recognized for the right to reclaim collateral (a receivable) or the obligation to return collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under a master netting agreement.

MGE purchases and sells exchange-traded and over-the-counter options, swaps, and future contracts. These arrangements are primarily entered into to help stabilize the price risk associated with gas or power purchases. These transactions are employed by both MGE's gas and electric segments. Additionally, as a result of the firm transmission agreements that MGE holds on transmission paths in the MISO market, MGE holds FTRs. An FTR is a financial instrument that entitles the holder to a stream of revenues or charges based on the differences in hourly day-ahead energy prices between two points on the transmission grid. The fair values of these instruments are reflected as a regulatory asset/liability depending on whether they are in a net loss/gain position. Depending on the nature of the instrument, the gain or loss associated with these transactions will be reflected as cost of gas sold, fuel for electric generation, or purchased power expense in the delivery month applicable to the instrument. At June 30, 2013 and December 31, 2012, the fair value of exchange traded derivatives and FTRs exceeded their cost basis by $1.1 million and $0.3 million, respectively.

MGE is a party to a ten-year purchased power agreement that provides MGE with firm capacity and energy during a base term from June 1, 2012, through May 31, 2022. The agreement also allows MGE an option to extend the contract after the base term. The agreement is accounted for as a derivative contract and is recognized at its fair value on the consolidated balance sheet. However, the derivative qualifies for regulatory deferral and is recognized with a corresponding regulatory asset or liability depending on whether the fair value is in a loss or gain position. The fair value of the contract at June 30, 2013 and December 31, 2012, reflects a loss position of $67.7 million and $72.6 million, respectively. The actual fuel cost will be recognized in purchased power expense in the month of purchase.

The following table summarizes the fair value of the derivative instruments on the consolidated balance sheet. All derivative instruments in this table are presented on a gross basis and are calculated prior to the netting of instruments with the same counterparty under a master netting agreement as well as the netting of collateral. For financial statement purposes, MGE Energy and MGE have netted instruments with the same counterparty under a master netting agreement as well as the netting of collateral.

	Asset Derivatives		Liability Derivatives
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
June 30, 2013
Commodity derivative contracts	Other current assets	$521	Derivative liability (current)	$241
Commodity derivative contracts	Other deferred charges	32	Derivative liability (long-term)	17
FTRs	Other current assets	786	Derivative liability (current)	0
Ten-year PPA	N/A	N/A	Derivative liability (current)	9,200
Ten-year PPA	N/A	N/A	Derivative liability (long-term)	58,530

December 31, 2012
Commodity derivative contracts	Other current assets	$365	Derivative liability (current)	$394
Commodity derivative contracts	Other deferred charges	95	Derivative liability (long-term)	11
FTRs	Other current assets	206	Derivative liability (current)	0
Ten-year PPA	N/A	N/A	Derivative liability (current)	9,270
Ten-year PPA	N/A	N/A	Derivative liability (long-term)	63,320

The following tables show the effect of netting arrangements for recognized derivative assets and liabilities that are subject to a master netting arrangement or similar arrangement on the balance sheet.

Offsetting of Derivative Assets

		Gross amounts	Collateral	Net amount
		offset in	posted against	presented in
(In thousands)	Gross amounts	balance sheet	derivative positions	balance sheet
June 30, 2013
Commodity derivative contracts	$553	$(258)	$-	$295
FTRs	786	-	-	786

December 31, 2012
Commodity derivative contracts	$460	$(405)	$-	$55
FTRs	206	-	-	206

Offsetting of Derivative Liabilities

		Gross amounts	Collateral	Net amount
		offset in	posted against	presented in
(In thousands)	Gross amounts	balance sheet	derivative positions	balance sheet
June 30, 2013
Commodity derivative contracts	$258	$(258)	$-	$-
Ten-year PPA	67,730	-	-	67,730

December 31, 2012
Commodity derivative contracts	$405	$(405)	$-	$-
Ten-year PPA	72,590	-	-	72,590

The following tables summarize the unrealized and realized gains (losses) related to the derivative instruments on the consolidated balance sheet at June 30, 2013 and 2012, and the consolidated income statement for the three and six months ended June 30, 2013 and 2012.

	2013		2012
(In thousands)	Current and long-term regulatory asset	Other current assets	Current and long-term regulatory asset	Other current assets
Three Months Ended June 30:
Balance at April 1,	$69,197	$259	$71,514	$672
Change in unrealized (gain) loss	(1,963)	0	9,791	0
Realized loss reclassified to a deferred account	(388)	388	(222)	222
Realized gain (loss) reclassified to income
statement	(197)	11	(1,721)	(176)
Balance at June 30,	$66,649	$658	$79,362	$718

Six Months Ended June 30:
Balance at January 1,	$72,329	$574	$42,356	$1,604
Change in unrealized (gain) loss	(3,660)	0	43,101	0
Realized loss reclassified to a deferred account	(678)	678	(2,880)	2,880
Realized loss reclassified to income
statement	(1,342)	(594)	(3,215)	(3,766)
Balance at June 30,	$66,649	$658	$79,362	$718

	Realized losses (gains)
		Fuel for electric
	Regulated	generation/	Cost of
(In thousands)	gas revenues	purchased power	gas sold
Three Months Ended June 30, 2013:
Commodity derivative contracts	$0	$(538)	$0
FTRs	0	(351)	0
Ten-year PPA	0	1,075	0

Three Months Ended June 30, 2012:
Commodity derivative contracts	$0	$582	$0
FTRs	0	96	0
Ten-year PPA	0	1,219	0

Six Months Ended June 30, 2013:
Commodity derivative contracts	$0	$(516)	$608
FTRs	0	(509)	0
Ten-year PPA	0	2,353	0

Six Months Ended June 30, 2012:
Commodity derivative contracts	$0	$2,510	$3,090
FTRs	0	162	0
Ten-year PPA	0	1,219	0

MGE's commodity derivative contracts, FTRs, and ten-year PPA are subject to regulatory deferral. These derivatives are marked to fair value and are offset with a corresponding regulatory asset or liability. Realized gains and losses are deferred on the consolidated balance sheet and are recognized in earnings in the delivery month applicable to the instrument. As a result of the above described treatment, there are no unrealized gains or losses that flow through earnings.

The ten-year PPA has a provision that may require MGE to post collateral if MGE's debt rating falls below investment grade (i.e., below BBB-). The amount of collateral that it may be required to post varies from $20.0 million to $40.0 million, depending on MGE's nominated capacity amount. As of June 30, 2013, no collateral has been posted. Certain counterparties extend MGE a credit limit. If MGE exceeds these limits, the counterparties may require collateral to be posted. As of June 30, 2013 and December 31, 2012, no counterparties were in a net liability position.

Nonperformance of counterparties to the non-exchange traded derivatives could expose MGE to credit loss. However, MGE enters into transactions only with companies that meet or exceed strict credit guidelines, and it monitors these counterparties on an ongoing basis to mitigate nonperformance risk in its portfolio. As of June 30, 2013, no counterparties have defaulted.